INCOME TAX (Summary of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for vacation, recreation and bad debt	$ 1,894	$ 1,180
Provision for other employee related obligations, non-current	1,400	1,193
Provision for deferred revenues/expenses and other obligations, non-current	4,292	4,631
Carry forward tax losses, non-current	551
Other temporary differences, net, non-current	1,279	514
Gross deferred income taxes, non-current	9,416	7,518
Deferred income taxes included in long-term investments and other assets	11,910	10,385
Deferred income taxes included in long-term liabilities	(2,494)	(2,867)
Total deferred income taxes	$ 9,416	$ 7,518